Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 11,172	$ 9,636
Short term deposits	8,109	12,169
Marketable equity securities	24	22
Other investments	5,574	2,361
Other receivables	526	482
Total current assets	25,405	24,670
Non-current Assets:
Investment in affiliate company	7,559	1,404
Other investments		1,672
Fixed assets, net	827	289
Total Non-current assets	8,386	3,365
Total assets	33,791	28,035
Current Liabilities:
Trade payable	223	330
Other accounts payable	928	817
Derivative warrant liability	2
Total current liabilities	1,153	1,147
Derivative warrant liability	76	2,071
Total liabilities	1,229	3,218
Equity:
Ordinary shares, NIS 0 par value; Authorized 1,000,000,000 shares; Issued and outstanding: 131,935,404 and 109,502,289 shares as of September 30, 2018, December 31, 2017 respectively
Additional paid-in-capital	57,102	44,114
Accumulated deficit	(24,540)	(19,297)
Total shareholders' equity	32,562	24,817
Total liabilities and shareholders' equity	$ 33,791	$ 28,035